Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash	$ 2,760,447	$ 2,282,365	$ 615,375
Accounts receivable - trade	6,929	18,000	110,065
Subscription note receivable - related party	17,858
Inventory, net	604,570	307,925	991,697
Prepaid expenses and deposits	259,466	89,613	103,008
Total current assets	3,649,270	2,697,903	1,820,145
PROPERTY AND EQUIPMENT, at cost:	207,716	176,955	253,444
Less - accumulated depreciation	(132,528)	(123,725)	(97,507)
Net property and equipment	75,188	53,230	155,937
OTHER ASSETS:
Right of use leased assets	170,162
Goodwill	99,799	99,799	99,799
Intangible assets, net	632,667	705,667	997,667
Total other assets	902,628	805,466	1,097,466
TOTAL ASSETS	4,627,086	3,556,599	3,073,548
CURRENT LIABILITIES:
Accounts payable - trade and accrued liabilities	442,241	485,024	205,359
Accounts payable due to related party			171,981
Bank line of credit	2,000,000	2,000,000	1,000,000
Operating lease liability	95,533
Related party convertible note payable			1,000,000
Total current liabilities	2,537,774	2,485,024	2,377,340
LONG TERM LIABILITIES:
Operating lease liability	74,956
Related party convertible notes payable			3,000,000
TOTAL LIABILITIES	2,612,730	2,485,024	5,377,340
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, value	2,766	2,364	918
Additional paid-in capital	41,586,854	39,541,301	27,692,067
Retained deficit	(39,575,264)	(38,472,090)	(29,996,777)
Total stockholders’ equity	2,014,356	1,071,575	(2,303,792)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 4,627,086	$ 3,556,599	$ 3,073,548